BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity(2)	Annual Rate(2)	Currency	As of
				June 30, 2022	December 31, 2021
Corporate revolving credit facility	June 29, 2027	LIBOR plus 1.2%	US$	$508	$—
Commercial paper	July 18, 2022	1.9%	US$	267	431

Non-current:
Medium-term notes(1):
Public - Canadian	February 22, 2024	3.3%	C$	233	237
Public - Canadian	February 22, 2024	3.3%	C$	311	317
Public - Canadian	September 11, 2028	4.2%	C$	544	554
Public - Canadian	October 9, 2029	3.4%	C$	544	554
Public - Canadian	September 1, 2032	2.9%	C$	388	396
Public - Canadian	April 25, 2034	5.4%	C$	311	—
Public - Canadian	April 25, 2052	5.8%	C$	155	—
Subordinated notes(1):
Public - U.S.	May 24, 2081	5.0%	US$	250	250
				3,511	2,739
Deferred financing costs and other				(22)	(20)
Total				$3,489	$2,719
1.Refer to Note 13, Subsidiary Public Issuers, for further details.
2.Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of June 30, 2022.

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Current	$3,506	$2,701
Non-current	23,393	23,833
Total	$26,899	$26,534